Organization and Description of the Company - First Allied Balance Sheet Impact (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Total assets	$ 336,525	[1]	$ 16,211
Total liabilities	120,171	[1]	10,485
Total stockholders’ equity	181,684	[1]	5,726
Non-controlling interest	34,670	[1]	0
Total liabilities and equity	336,525	[1]	16,211
Reclassifications and Eliminations | Restatement Adjustment
Total assets	(225)
Total liabilities	(225)
Total stockholders’ equity	0
Non-controlling interest	0
Total liabilities and equity	(225)
Reportable Legal Entities | RCS Holdings, LLC | Scenario, Previously Reported
Total assets	111,127
Total liabilities	31,601
Total stockholders’ equity	44,856
Non-controlling interest	34,670
Total liabilities and equity	111,127
Reportable Legal Entities | First Allied Holdings, Inc. | Restatement Adjustment
Total assets	225,623
Total liabilities	88,795
Total stockholders’ equity	136,828
Non-controlling interest	0
Total liabilities and equity	$ 225,623

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.